ACCOUNTS PAYABLE AND OTHER (Details) - CAD CAD in Millions	Dec. 31, 2015	Dec. 31, 2014
Payables and Accruals [Abstract]
Trade payables	CAD 1,506	CAD 1,624
Fair value of derivative contracts (Note 23)	926	749
Dividends payable	370	345
Regulatory liabilities (Note 9)	44	30
Liabilities related to assets held for sale (Note 6)	39
Other	129	143
Accounts payable and other	CAD 3,014	CAD 2,891